FURNITURE AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Furniture And Equipment Details Narrative
Depreciation Expense	$ 648		$ 60